UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one):     []is a restatement.
                                     [X]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          August 2, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     162

Form 13F Information Table Value Total:     $1,727,759
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2     Column 3    Column 4       Column 5         Column 6   Column 7   Column 8
                                                                        SHRS OR
                                                                        SH/PUT/
        NAME OF ISSUER          TITLE OF                   VALUE        PRN AMT         INVESTMENT   OTHER      VOTING AUTHORITY
                                 CLASS        CUSIP      (x$1000)       PRN CALL        DISCRETION  MANAGERS   SOLE  SHARED   NONE
Cisco Systems                      Call     17275R902      $144      50,000      CALL      Sole
IShares Inc.                       Call     464286900      $225      30,000      CALL      Sole
